Long Term Investments - Summary of Equity and Cost Method Investments (Parenthetical) (Detail) - USD ($)		12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015	Feb. 13, 2015	Jan. 09, 2015	Dec. 31, 2014
Investment [Line Items]
Share of income (loss) on equity method investments		$ 370,000
Cost method investments	[1]	$ 1,892,000					$ 1,277,000
Maximum [Member]
Investment [Line Items]
Percentage of ownership		50.00%
Percentage of ownership		50.00%
Cost method investments ownership percentage		20.00%					20.00%
Cost method investments		$ 1,000,000					$ 1,000,000
Jingwei Chuangteng (Hangzhou) L.P. [Member]
Investment [Line Items]
Equity method investments		$ 3,836,000	[2]			$ 4,744,000
Percentage of ownership		3.10%				4.90%
Percentage of ownership		3.10%				4.90%
Share of income (loss) on equity method investments		$ 366,000
Payment of equity method investment		3,586,000
Beijing Autobot Venture Capital L.P. [Member]
Investment [Line Items]
Equity method investments		$ 4,898,000	[3]		$ 4,823,000
Percentage of ownership		29.70%			31.90%
Percentage of ownership		29.70%			31.90%
Share of income (loss) on equity method investments		$ 274,000
Hangzhou Aqua Ventures Investment Management L.P. [Member]
Investment [Line Items]
Equity method investments		7,632,000	[4]	$ 7,930,000
Percentage of ownership				42.70%
Percentage of ownership				42.70%
Share of income (loss) on equity method investments		(89,000)
Other Equity Method Investments [Member]
Investment [Line Items]
Equity method investments	[5]	1,060,000					483,000
Other Equity Method Investments [Member] | Maximum [Member]
Investment [Line Items]
Equity method investments		$ 1,000,000					$ 1,000,000

[1]	As of December 31, 2014 and 2015, the Group accounted for several equity investments by cost method in which the Group's equity percentage was less than 20% and the Group did not have significant influence. All such cost method investments have an individual carrying amount less than $1,000.
[2]	On January 9, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Jingwei Chuangteng (Hangzhou) L.P. ("Jingwei"). According to the partnership agreement, the Group committed to subscribe 4.9% partnership interest in Jingwei at $4,744. Due to Jingwei's further rounds of financing, the Group's partnership interest was diluted to 3.1% as of December 31, 2015. Of the committed subscription amount, $3,586 had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Jingwei of $366 during the year ended December 31, 2015.
[3]	On February 13, 2015, the Group entered into a partnership agreement to subscribe partnership interest, as a limited partner, in Beijing Autobot Venture Capital L.P. ("Autobot"). According to the partnership agreement, the Group committed to subscribe 31.9% partnership interest in Autobot at $4,823. Due to Autobot's further round of financing, the Group's partnership interest was diluted to 29.7% as of December 31, 2015. The committed subscription amount had been paid as of December 31, 2015. The Group recognized its share of partnership profit in Autobot of $274 during the year ended December 31, 2015.
[4]	In September 2015, the Group invested $7,930 to Hangzhou Aqua Ventures Investment Management L.P. ("Aqua") for its 42.7% partnership interest, as a limited partner. The Group recognized its share of partnership loss in Aqua of $89 during the year ended December 31, 2015.
[5]	Others represents other equity method investments with individual carrying amount less than $1,000 as of December 31, 2014 and 2015, respectively.